SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Revenues, net	$ 3,259,037	$ 4,023,993
Related Party [Member]
Related Party Transaction [Line Items]
Revenues, net	221
Rental expenses paid to related parties	53,902	43,742
Loan interest expenses paid to related parties	$ 35,600	$ 35,675